Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location of Group’s Revenue

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Thailand	5,363,142	5,309,432	1,188,324
Malaysia	3,797,780	2,644,241	591,818
Switzerland	849,109	3,094,611	692,617
United States of America	707,872	36,126	8,085
Others (a)	129,783	86,613	19,385
	10,847,686	11,171,023	2,500,229

(a)	No revenue from other single country amounted to 3% or more of the Group’s revenue.